Segment Information - Summary of Reportable Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reportable segments [line items]
Net sales	kr 271,546	kr 232,314	kr 232,390
Gross income	113,295	100,749	93,724
Earnings (loss) before financial items and income tax (EBIT)	27,020	31,780	27,808
Financial income and expenses, net	(2,411)	(2,530)	(596)
Income after ﬁnancial items	24,609	29,250	27,212
Income tax	(5,497)	(6,270)	(9,589)
Net income	19,112	22,980	17,623
Other segment items
Share in earnings of JV and associated companies	17	(260)	(298)
Impairment losses	66	0
Restructuring charges	(399)	(549)	(1,306)
Networks [member]
Disclosure of reportable segments [line items]
Net sales	193,468	167,838	165,978
Cloud Software and Services [Member]
Disclosure of reportable segments [line items]
Net sales	60,524	56,224	59,597
Enterprise [Member]
Disclosure of reportable segments [line items]
Net sales	15,380	6,236	4,792
Segment information [member]
Disclosure of reportable segments [line items]
Net sales	271,546	232,314	232,390
Gross income	kr 113,295	kr 100,749	kr 93,724
Gross margin	41.70%	43.40%	40.30%
Earnings (loss) before financial items and income tax (EBIT)	kr 27,020	kr 31,780	kr 27,808
EBIT margin	10.00%	13.70%	12.00%
Financial income and expenses, net	kr (2,411)	kr (2,530)	kr (596)
Income after ﬁnancial items	24,609	29,250	27,212
Income tax	(5,497)	(6,270)	(9,589)
Net income	19,112	22,980	17,623
Other segment items
Share in earnings of JV and associated companies	17	(260)	(298)
Amortizations	(3,577)	(2,507)	(1,989)
Depreciations	(6,565)	(5,951)	(5,989)
Impairment losses	(401)	(511)	(696)
Restructuring charges	(399)	(549)	(1,306)
Gains/losses on sale of investments and operations	256	961	(141)
Segment information [member] | Networks [member]
Disclosure of reportable segments [line items]
Net sales	193,468	167,838	165,978
Gross income	kr 86,368	kr 78,869	kr 72,413
Gross margin	44.60%	47.00%	43.60%
Earnings (loss) before financial items and income tax (EBIT)	kr 38,512	kr 37,266	kr 30,851
EBIT margin	19.90%	22.20%	18.60%
Other segment items
Share in earnings of JV and associated companies	kr 30	kr 40	kr 37
Amortizations	(1,424)	(1,169)	(775)
Depreciations	(4,073)	(3,764)	(3,764)
Impairment losses	(211)	(127)	(494)
Restructuring charges	(146)	(262)	(746)
Gains/losses on sale of investments and operations	253	14	(129)
Segment information [member] | Cloud Software and Services [Member]
Disclosure of reportable segments [line items]
Net sales	60,524	56,224	59,597
Gross income	kr 20,106	kr 18,829	kr 19,496
Gross margin	33.20%	33.50%	32.70%
Earnings (loss) before financial items and income tax (EBIT)	kr (1,689)	kr (2,234)	kr (796)
EBIT margin	(2.80%)	(4.00%)	(1.30%)
Other segment items
Share in earnings of JV and associated companies	kr 27	kr 72	kr 33
Amortizations	(122)	(508)	(612)
Depreciations	(1,792)	(1,568)	(1,632)
Impairment losses	(91)	(185)	(144)
Restructuring charges	(96)	(254)	(277)
Gains/losses on sale of investments and operations	0	(51)	17
Segment information [member] | Enterprise [Member]
Disclosure of reportable segments [line items]
Net sales	15,380	6,236	4,792
Gross income	kr 6,946	kr 2,891	kr 1,767
Gross margin	45.20%	46.40%	36.90%
Earnings (loss) before financial items and income tax (EBIT)	kr (6,234)	kr (2,965)	kr (1,935)
EBIT margin	(40.50%)	(47.50%)	(40.40%)
Other segment items
Share in earnings of JV and associated companies	kr 0	kr 0	kr 0
Amortizations	(2,019)	(830)	(602)
Depreciations	(515)	(430)	(407)
Impairment losses	(87)	(188)	(32)
Restructuring charges	(157)	(16)	(267)
Gains/losses on sale of investments and operations	111	998	1
Segment information [member] | Others [Member]
Disclosure of reportable segments [line items]
Net sales	2,174	2,016	2,023
Gross income	kr (125)	kr 160	kr 48
Gross margin	(5.70%)	7.90%	2.40%
Earnings (loss) before financial items and income tax (EBIT)	kr (3,569)	kr (287)	kr (312)
EBIT margin	(164.20%)	(14.20%)	(15.40%)
Other segment items
Share in earnings of JV and associated companies	kr (40)	kr (372)	kr (368)
Amortizations	(12)	0	0
Depreciations	(185)	(189)	(186)
Impairment losses	(12)	(11)	(26)
Restructuring charges	0	(17)	(16)
Gains/losses on sale of investments and operations	kr (108)	kr 0	kr (30)